SUTHERLAND ASBILL & BRENNAN LLP700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA
DIRECT LINE: 202.383.0472
E-mail: cynthia.beyea@sutherland.com

November 26, 2013

VIA EDGAR

Alberto Zapata, Esq.
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-4720

Re:	Symetra Mutual Funds Trust; File Nos. 811-22653 and 333-178987

Dear Mr. Zapata:

On November 22, 2013, you provided comments by telephone to me and Ronald Coenen Jr. on a preliminary proxy statement filed on November 15, 2013 by the Symetra Mutual Funds Trust (the “Trust”).  On behalf of the Trust, set forth below are the Trust’s responses to your comments.

Comment:

1.  Please confirm that all missing information in the proxy statement will be finalized, including all currently bracketed information.

Response:

All missing information, including all currently bracketed information, will be finalized and included in the Definitive proxy statement.

Comment:

2.  Please confirm that the plan for liquidation complies with the conditions set forth in the No-Action Letter to Northwestern National Life Insurance Company, NWNL Select Variable Account, and Select*Life Variable Account, dated April 10, 1995.

ATLANTA	AUSTIN	HOUSTON	NEW YORK	SACRAMENTO	WASHINGTON DC

Alberto Zapata, Esq.
November 26, 2013

Response:

The plan for liquidation complies with the conditions set forth in the above-referenced no-action letter.

Comment:

3.  Footnote 3 beginning on pages 22 and 27, and footnote 2 beginning on page 25, under “Annual Fund Operating Expenses” states, referring to the liquidating funds, that “[t]he Adviser may request recoupment of previously waived fees and paid expenses from the Fund[s] for three years from the date they were waived or paid, as long as the Fund[s] can make the repayment while remaining within [their] Expense Cap[s].”  Please clarify whether these potential liabilities will end upon the liquidation of the funds or whether they could result in potential charges to the separate accounts.

Response:

The referenced potential liabilities will end upon the liquidation of the funds and will not result in potential charges to the separate accounts.

*          *          *

The Trust hereby acknowledges that the adequacy and accuracy of the disclosure in the Definitive Proxy Statement is the responsibility of the Trust.  The Trust further acknowledges that Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Definitive Proxy Statement.  The Company also acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	David S. Goldstein, Esq., Symetra